Schedule of Movement of Embedded Derivatives (Details) $ in Thousands	1 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Balance at December 31, 2023	$ 170,044
Embedded Derivatives [Member]
Disclosure of fair value measurement of liabilities [line items]
Fair value of embedded derivatives on December 15, 2023	1,951
Change in fair value during the year	(30)
Balance at December 31, 2023	$ 1,921